Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001559484
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	RESOURCE REIT, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-55430
Entity Tax Identification Number	80-0854717
Entity Address, Address Line One	1845 Walnut Street
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	231-7050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false